Fair Value Measurement (Details) - EBP 385 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 8,051	$ 14,551
Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	690	1,767
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,387	11,072
PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	974	1,712
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,051	14,551
Level 1 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	690	1,767
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,387	11,072
Level 1 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	974	1,712
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | PPG Industries, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0